UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Lawrence T. Perera
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-06167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch Boston, MA	05/12/2010
[Signature]	 [City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____

[Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	8

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	27249486

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136		Brian C. Broderick (12)*
2	28-5362			John M. Cornish
3	28-471			Fiduciary Trust Company
4	28-2724			Marion Fremont-Smith
5	28-11134		Stephen W. Kidder (35) *
6 	28-06165		Michael J. Puzo (25)*
7 	28-10379		Kurt F. Somerville (32)*
8	28-262			Welch & Forbes, Inc.

* Refers to manager number on attached detail in item 7.



AS OF MARCH 31, 2010    FORM 13F   SEC FILE # LAWRENCE T PERERA \ 28-06167


ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED          000375204       418782      19175           XX                         12375
                          ADR                                                            XX       35                 4000
                                                                                         XX     12,32                2800

ABBOTT LABS               COMMON STOCK       002824100       263400       5000           XX                          4600
                                                                                         XX     12,32                 400

APTARGROUP INC            COMMON STOCK       038336103       655965      16670           XX                         11270
                                                                                         XX       35                 3400
                                                                                         XX     12,32                2000

CVS CAREMARK              COMMON STOCK       126650100       374740      10250           XX                          7450
CORPORATION                                                                              XX       35                 2500
                                                                                         XX     12,32                 300

CANADIAN NATIONAL         COMMON STOCK       136375102       903700      14915           XX                         10015
RAILWAY CO                                                                               XX       35                 3600
                                                                                         XX     12,32                1300

CHEVRON CORP              COMMON STOCK       166764100       393661       5280           XX                          3004
                                                                                         XX       35                 2276

CISCO SYS INC             COMMON STOCK       17275R102       289549      11300           XX                          7100
                                                                                         XX     12,32                4200

DEERE & COMPANY           COMMON STOCK       244199105       532464       8955           XX                          6105
                                                                                         XX       35                 1800
                                                                                         XX     12,32                1050

E M C CORP                COMMON STOCK       268648102       353584      19600           XX                         12000
                                                                                         XX       35                 5000
                                                                                         XX     12,32                2600

EMERSON ELECTRIC CO       COMMON STOCK       291011104       851437      16958           XX                         12358
                                                                                         XX       35                 2600
                                                                                         XX     12,32                2000

ENCANA CORP               COMMON STOCK       292505104       479414      15450           XX                          9550
                                                                                         XX       35                 3700
                                                                                         XX     12,32                2200

EXXON MOBIL CORP          COMMON STOCK       30231G102      1102258      16505           XX                         11755
                                                                                         XX       35                 3500
                                                                                         XX     12,32                1250

GENERAL ELECTRIC CO       COMMON STOCK       369604103       583476      32540           XX                         25040
                                                                                         XX       35                 4500
                                                                                         XX     12,32                3000

INTEL CORPORATION         COMMON STOCK       458140100       755273      33991           XX                         23291
                                                                                         XX       35                 5000
                                                                                         XX     12,32                5700

JOHNSON & JOHNSON         COMMON STOCK       478160104       967369      14905           XX                         11597
                                                                                         XX       35                 1900
                                                                                         XX     12,32                1408

MICROSOFT CORP            COMMON STOCK       594918104       286941       9820           XX                          8820
                                                                                         XX     12,32                1000

MONSANTO CO NEW           COMMON STOCK       61166W101       213189       2985           XX                          1635
                                                                                         XX       35                 1100
                                                                                         XX     12,32                 250

NOVARTIS AG ADR           COMMON STOCK       66987V109       559124      10335           XX                          7035
                                                                                         XX       35                 2500
                                                                                         XX     12,32                 800

PEPSICO INC               COMMON STOCK       713448108       733632      11125           XX                          9225
                                                                                         XX       35                 1500
                                                                                         XX     12,32                 400

PFIZER INC                COMMON STOCK        717081103      127940       7290           XX                          7290

PRICE T ROWE              COMMON STOCK       74144T108     10872945     214500           XX                        214500


PROCTER & GAMBLE CO       COMMON STOCK       742718109       679520      10740           XX                          7890
                                                                                         XX       35                 2000
                                                                                         XX     12,32                 850

3 M COMPANY               COMMON STOCK       88579Y101      1035536      12635           XX                         10335
                                                                                         XX       35                 1500
                                                                                         XX     12,32                 800

UNION PACIFIC CORP        COMMON STOCK       907818108       219900       3000           XX                          1700
                                                                                         XX       35                 1300

UNITED TECHNOLOGIES       COMMON STOCK       913017109       375705       5104           XX                          5104

VANGUARD TAX MANAGED      EUROPE PACIFIC     921943858      1892507      58088           XX                         58088
FUND                      ETF

VANGUARD INTERN EQUITY    EMERGING            922042858     1114791      28613           XX                         28613
INDEX FUND                MARKETS ETF

COVIDIEN PLC              COMMON STOCK       G2554F105       212684       4230           XX                          2930
                                                                                         XX       35                 1300

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